Unaudited Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 8,731	$ 7,285	$ 7,228
Adjustments to reconcile net income to net cash provided by operating activities:
(Accretion of discount) and amortization of premium on investments and mortgage-backed securities	27	(167)	(317)
Provision for loan losses	400	1,910	3,900
Provision for loss on real estate owned	75	443	25
Stock-based compensation	444	503	531
Deferred income tax expense (benefit)	230	(268)	388
Gain on sale of loans	(2,267)	(95)	(25)
Gain on securities	(42)	(167)	(96)
Gain on sale of premises and equipment	0	(205)	(103)
(Gain)/Loss on sale of real estate owned	(63)	117	47
Impairment of securities	0	128	286
Depreciation	1,659	1,597	1,442
Increase in bank owned life insurance	(612)	(608)	(595)
Amortization of intangible assets	6	11	17
Change in prepaid expenses and other assets	140	481	1,474
(Increase) Decrease in accrued interest receivable	423	(194)	160
Change in accounts payable and other liabilities	(328)	610	(51)
Change in accrued interest payable	(17)	51	(110)
Excess tax benefits from share-based payment arrangements	95	29	30
Other net	(652)	646	478
Net cash provided by operating activities	8,249	12,107	14,709
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of investment securities available-for-sale	179	370	232
Proceeds from sales of investment securities held-to-maturity	0	1,767	0
Purchase of securities available for sale	(100)	(186)	(13,926)
Principal repayments on securities available-for-sale	5,498	5,141	3,617
Purchase of securities held to maturity	(33,105)	(8,358)	(40,982)
Principal repayments on securities available for sale	32,144	20,438	20,001
Principal repayments on securities held to maturity	(70,147)	(73,173)	(21,515)
Net loan originations	(747)	(1,380)	(1,080)
Purchase of loans	60,219	6,080	2,132
Proceeds from sales of loans	1,741	(1,491)	84
Decrease (Increase) in FHLB stock, net	(4,707)	(4,771)	(1,499)
Purchase of premises and equipment	0	290	499
Proceeds from sale of real estate owned	1,609	1,419	2,656
Net cash provided by (used) provided in investing activities	(7,416)	(53,854)	(49,781)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(3,008)	(2,983)	(2,967)
Prepayment (loan to) ESOP	0	65	261
Net increase in deposits	33,069	19,140	19,227
Proceeds of long-term FHLB advances	0	44,000	33,667
Repayment of long-term FHLB advances	(28,554)	(32,332)	(27,201)
Net increase (decrease) in short-term FHLB advances	(5,200)	22,900	1,700
Cash paid for purchase of common stock for treasury	(2,591)	(2,728)	(1,196)
Proceeds from exercise of stock options	2,366	1,023	138
Excess tax benefit (expense) from share-based payment arrangements	(95)	(29)	(30)
Change in advance payments by borrowers for taxes and insurance	212	836	(27)
NET CASH PROVIDED (USED BY) FINANCING ACTIVITIES	(3,801)	49,892	23,572
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(2,968)	8,145	(11,500)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	37,300	29,155	40,655
CASH AND CASH EQUIVALENTS, END OF PERIOD	34,332	37,300	29,155
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	6,772	8,029	9,278
Cash paid for taxes	4,700	3,400	2,900
Supplemental schedule of noncash investing activities:
Accumulated other comprehensive income, net of income taxes	(327)	409	461
Transfer from loans to real estate owned	2,055	1,582	3,220
Loans originated to sell real estate owned	$ 206	$ 495	$ 268